Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforwards	$ 6,982,167	$ 3,919,766
Bad debt expense	189,503	566,346
Accounts payable and accrued liabilities	0	375,907
Interest payable	0	74,565
Accrued payroll	0	269,958
Deferred revenue	17,198	78,189
Deferred compensation	75,665	211,778
Accrued interest, related party	41,847	28,909
Encompass Purchase Liability	80,996	0
Start-up costs	736,710	738,876
Operating and finance lease liabilities	0	70,742
Total deferred tax assets	8,124,086	6,335,036
(Less) valuation allowance	(6,257,237)	(3,086,603)
Net deferred tax assets	1,866,849	3,248,433
Deferred tax liabilities:
Depreciation	(8,893)	(5,051)
Amortization	(1,977,148)	(2,581,286)
Accounts receivable	0	(702,703)
Prepaids and other current assets	0	(26,771)
Total deferred tax liabilities	(1,986,041)	(3,315,811)
Total deferred tax liabilities	$ (119,192)	$ (67,378)